UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22083

Fidelity Central Investment Portfolios II LLC
(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	September 30, 2014

Item 1. Reports to Stockholders

Fidelity® Inflation-Protected
Bond Index Central Fund

Annual Report

September 30, 2014

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

IPB-ANN-1114
1.938133.102

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2014	Past 1 year	Life of fundA
Fidelity® Inflation-Protected Bond Index Central Fund	0.59%	-0.33%

A From February 22, 2012.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Inflation-Protected Bond Index Central Fund on February 22, 2012, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. 1-10 Year Treasury Inflation-Protected Securities (TIPS) Index (Series L) performed over the same period.

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Management's Discussion of Fund Performance

Market Recap: U.S. taxable investment-grade bonds posted a positive return for the 12 months ending September 30, 2014, amid continued easy monetary policy, low inflation, geopolitical concerns and a decline in long-term interest rates. The Barclays® U.S. Aggregate Bond Index rose 3.96%, fueled by both interest income and capital appreciation. Investors were willing to take on more risk in exchange for higher yields, leading to the outperformance of longer-maturity and lower-quality bonds across fixed-income asset classes. Among sectors in the Barclays index, investment-grade credit was the biggest gainer, returning 6.64%, supported by solid corporate fundamentals and a modestly improving U.S. economy. Other yield-advantaged sectors had strong showings, including mortgage-backed securities, which advanced 3.78%, versus only 2.28% for U.S. Treasuries. By comparison, more credit-sensitive debt securities, such as U.S. high-yield corporate bonds, had even stronger results, with The BofA Merrill LynchSM US High Yield Constrained Index returning 7.23%. Conversely, international markets suffered from a flight to quality late in the period; the Barclays® Global Aggregate Ex USD GDP Weighted Index returned 0.18%.

Comments from Alan Bembenek, Co-Portfolio Manager of Fidelity® Inflation-Protected Bond Index Central Fund, and Brandon Bettencourt, who joined the fund as Co-Portfolio Manager on May 19, 2014, succeeding Co-Portfolio Manager Curtis Hollingsworth: We attempt to hold all positions held by the index in the same relative proportions. For the year, the fund returned 0.59%, nearly in line with the 0.61% return of the Barclays U.S. 1-10 Year Treasury Inflation-Protected Securities (TIPS) Index (Series-L). TIPS, like plain-vanilla U.S. Treasury securities, suffered losses from the beginning of the period through the end of 2013 after the U.S. Federal Reserve signaled it would begin scaling back its purchases of government bonds. But TIPS, like Treasuries, rebounded from January through May as investors responded to uneven global economic growth and geopolitical tensions by seeking shelter in U.S. government bonds. TIPS were further helped when the 12-month rate of consumer inflation, as measured by the consumer price index (CPI), rose to 2.1% in May from 1.6% in January. However, TIPS performed poorly in the final months of the period and significantly lagged their plain-vanilla counterparts as worries about a global economic slowdown emanating from Europe increased, thereby reducing inflation pressures; the change in CPI decelerated to a 1.7% annual rate in August.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2014 to September 30, 2014).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioB	Beginning Account Value April 1, 2014	Ending Account Value September 30, 2014	Expenses Paid During Period* April 1, 2014 to September 30, 2014
Actual	.0022%	$ 1,000.00	$ 1,009.20	$ .01
HypotheticalA		$ 1,000.00	$ 1,025.06	$ .01

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Coupon Distribution as of September 30, 2014
	% of fund's investments	% of fund's investments 6 months ago
0.01 - 0.99%	65.5	60.4
1 - 1.99%	20.8	25.1
2 - 2.99%	13.7	14.5
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

The coupon rates on inflation-protected securities tend to be lower than their nominal bond counterparts since inflation-protected securities get adjusted for actual inflation, while nominal bond coupon rates include a component for expected inflation. Please refer to the fund's prospectus for more information.

Weighted Average Maturity as of September 30, 2014
6 months ago
Years	5.5	5.3

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of September 30, 2014
6 months ago
Years	3.7	3.6

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of September 30, 2014*		As of March 31, 2014**
	U.S. Government and U.S. Government Agency Obligations 99.9%		U.S. Government and U.S. Government Agency Obligations 99.8%
	Net Other Assets (Liabilities) 0.1%		Net Other Assets (Liabilities) 0.2%
* Inflation Protected Securities	99.9%	** Inflation Protected Securities	99.8%

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Investments September 30, 2014

Showing Percentage of Net Assets

U.S. Treasury Inflation-Protected Obligations - 99.9%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/16	$ 16,382,981	$ 16,581,363
0.125% 4/15/17	18,435,648	18,694,171
0.125% 4/15/18	20,496,102	20,673,844
0.125% 4/15/19	13,803,941	13,845,463
0.125% 1/15/22	16,307,809	15,951,711
0.125% 7/15/22	16,820,272	16,436,568
0.125% 1/15/23	16,897,982	16,369,921
0.125% 7/15/24	11,222,026	10,787,172
0.375% 7/15/23	16,761,326	16,600,267
0.625% 7/15/21	14,774,030	15,089,706
0.625% 1/15/24	16,721,534	16,824,739
1.125% 1/15/21	13,918,120	14,615,112
1.25% 7/15/20	12,168,042	12,932,341
1.375% 7/15/18	6,176,223	6,566,820
1.375% 1/15/20	7,918,421	8,430,648
1.625% 1/15/18	6,261,809	6,654,637
1.875% 7/15/19	6,528,780	7,131,164
2% 1/15/16	8,150,716	8,441,721
2.125% 1/15/19	5,746,027	6,282,694
2.375% 1/15/17	6,917,273	7,390,677
2.5% 7/15/16	7,976,290	8,471,689
2.625% 7/15/17	5,930,580	6,470,589
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $277,739,263)	271,243,017
NET OTHER ASSETS (LIABILITIES) - 0.1%	369,053
NET ASSETS - 100%	$ 271,612,070
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	99.9%
Short-Term Investments and Net Other Assets	0.1%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

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Financial Statements

Statement of Assets and Liabilities

	September 30, 2014

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $277,739,263)		$ 271,243,017
Cash		58,612
Receivable for investments sold		4,838,332
Receivable for fund shares sold		80,800
Interest receivable		435,702
Total assets		276,656,463

Liabilities
Payable for investments purchased	$ 4,912,593
Payable for fund shares redeemed	130,937
Other payables and accrued expenses	863
Total liabilities		5,044,393

Net Assets		$ 271,612,070
Net Assets consist of:
Paid in capital		$ 278,108,316
Net unrealized appreciation (depreciation) on investments		(6,496,246)
Net Assets, for 2,739,842 shares outstanding		$ 271,612,070
Net Asset Value, offering price and redemption price per share ($271,612,070 ÷ 2,739,842 shares)		$ 99.13

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2014

Investment Income
Interest		$ 2,882,044

Expenses
Custodian fees and expenses	$ 6,582
Independent directors' compensation	974
Total expenses before reductions	7,556
Expense reductions	(1,029)	6,527
Net investment income (loss)		2,875,517
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(4,016,372)
Change in net unrealized appreciation (depreciation) on investment securities		488,668
Net gain (loss)		(3,527,704)
Net increase (decrease) in net assets resulting from operations		$ (652,187)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended September 30, 2014	Year ended September 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,875,517	$ 5,907,557
Net realized gain (loss)	(4,016,372)	(15,734,741)
Change in net unrealized appreciation (depreciation)	488,668	(19,509,817)
Net increase (decrease) in net assets resulting from operations	(652,187)	(29,337,001)
Distributions to partners from net investment income	(128)	-
Affiliated share transactions Proceeds from sales of shares	83,636,043	414,596,594
Reinvestment of distributions	128	-
Cost of shares redeemed	(106,121,813)	(741,621,687)
Net increase (decrease) in net assets resulting from share transactions	(22,485,642)	(327,025,093)
Total increase (decrease) in net assets	(23,137,957)	(356,362,094)

Net Assets
Beginning of period	294,750,027	651,112,121
End of period	$ 271,612,070	$ 294,750,027
Other Affiliated Information Shares
Sold	833,628	4,009,710
Issued in reinvestment of distributions	1	-
Redeemed	(1,084,806)	(7,369,297)
Net increase (decrease)	(251,177)	(3,359,587)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended September 30,	2014	2013	2012F
Selected Per-Share Data
Net asset value, beginning of period	$ 98.55	$ 102.53	$ 100.00
Income from Investment Operations
Net investment income (loss) D	1.216	.964	.598
Net realized and unrealized gain (loss)	(.636)	(4.944)	1.932
Total from investment operations	.580	(3.980)	2.530
Distributions from net investment income	- H	-	-
Net asset value, end of period	$ 99.13	$ 98.55	$ 102.53
Total ReturnB, C	.59%	(3.88)%	2.53%
Ratios to Average Net Assets G
Expenses before reductions E	-%	-%	-%A
Expenses net of fee waivers, if any E	-%	-%	-%A
Expenses net of all reductions E	-%	-%	-%A
Net investment income (loss)	1.22%	.95%	.99%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 271,612	$ 294,750	$ 651,112
Portfolio turnover rate	54%	95%	49%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amount represents less than .01%.

F For the period February 22, 2012 (commencement of operations) to September 30, 2012.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2014

1. Organization.

Fidelity Inflation-Protected Bond Index Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each fund, in accordance with the Partnership Agreement.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Annual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

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Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Partners. No provision has been made for U.S. Federal income taxes because the Fund allocates, at least annually among its partners, each partner's share of the Fund's income and expenses and capital gains and losses as determined by income tax regulations for inclusion in each partner's tax return.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as inflation principal income which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes any accumulated net investment income/(loss) and net realized gain/(loss) on investments.

There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 16,313
Gross unrealized depreciation	(7,524,442)
Net unrealized appreciation (depreciation) on securities	$ (7,508,129)

Tax Cost	$ 278,751,146

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

Annual Report

4. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $974.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $55.

5. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

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Report of Independent Registered Public Accounting Firm

To the Directors of Fidelity Central Investment Portfolios II LLC and Partners of Fidelity Inflation-Protected Bond Index Central Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Inflation-Protected Bond Index Central Fund (the Fund), a fund of Fidelity Central Investment Portfolios II LLC, including the schedule of investments, as of September 30, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2014, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Inflation-Protected Bond Index Central Fund as of September 30, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 13, 2014

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Directors and Officers (Trustees and Officers)

The Trustees and officers of the Fidelity Central Investment Portfolios II LLC and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 233 funds. Ms. Acton oversees 215 funds. Mr. Curvey oversees 407 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Directors and Officers (Trustees and Officers) - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), a Director of FMR Co., Inc. (2007-2014) and was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the Fidelity Central Investment Portfolios II LLC or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Directors and Officers (Trustees and Officers) - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2007 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2007 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2007 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Robert P. Brown (1963)
Year of Election or Appointment: 2012 Vice President of Fidelity's Bond Funds

Mr. Brown also serves as Vice President of other funds. Mr. Brown serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present), and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of Fidelity Investments Money Management, Inc. (2014-present) and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Inflation-Protected Bond Index Central Fund

Each year, the Board of Directors, including the Independent Directors (together, the Board), votes on the renewal of the management contract with Fidelity Investments Money Management, Inc. (FIMM) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Directors with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Directors are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2014 meeting, the Board, including the Independent Directors, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Directors' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Directors also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by FIMM, the sub-advisers, and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other Fidelity funds and accounts and ultimately to enhance the performance of those funds and accounts.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered that while the fund does not pay a management fee, Fidelity Management & Research Company (FMR) pays a management fee on behalf of the fund and receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the management fee paid on behalf of the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities, economies of scale cannot be realized by the fund.

Annual Report

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Fidelity® Investment
Grade Bond
Central Fund

Annual Report

September 30, 2014

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

TP1-ANN-1114
1.822351.109

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2014	Past 1 year	Past 5 years	Life of fund A
Fidelity® Investment Grade Bond Central Fund	4.32%	5.55%	4.75%

A From December 17, 2004.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Investment Grade Bond Central Fund on December 17, 2004, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. taxable investment-grade bonds posted a positive return for the 12 months ending September 30, 2014, amid continued easy monetary policy, low inflation, geopolitical concerns and a decline in long-term interest rates. The Barclays® U.S. Aggregate Bond Index rose 3.96%, fueled by both interest income and capital appreciation. Investors were willing to take on more risk in exchange for higher yields, leading to the outperformance of longer-maturity and lower-quality bonds across fixed-income asset classes. Among sectors in the Barclays index, investment-grade credit was the biggest gainer, returning 6.64%, supported by solid corporate fundamentals, a low default rate and a modestly improving U.S. economy that rebounded from a first-quarter slowdown. Other yield-advantaged sectors had strong showings, including mortgage-backed securities, which advanced 3.78%, versus only 2.28% for U.S. Treasuries. By comparison, more credit-sensitive debt securities, such as U.S. high-yield corporate bonds, had an even stronger period, with The BofA Merrill LynchSM US High Yield Constrained Index returning 7.23%. Conversely, international markets suffered from a flight to quality late in the period; the Barclays® Global Aggregate Ex USD GDP Weighted Index returned 0.18%.

Comments from Jeffrey Moore, Portfolio Manager of Fidelity® Investment Grade Bond Central Fund: For the year, the fund gained 4.32%, outpacing the Barclays U.S. Aggregate Bond Index. The fund's corporate bond holdings did particularly well, and we benefited from overweighting this strong-performing asset class. Also, bond picking was very good in this group, with strong contributions from Verizon Communications and Time Warner Cable in particular. An overweighting in commercial mortgage-backed securities (CMBS) coupled with good security selection in the group also helped results. Investments in sovereign Mexican debt and tax-exempt bonds issued by the state of California and the city of Chicago proved helpful, even as the fund was underweighted in sovereign and government-related debt relative to the index. The biggest missed opportunity came from U.S. Treasury debt, a category in which I did not ultimately own the right bonds. I chose to emphasize the five-year part of the yield curve over other maturities - especially the outperforming 30-year segment - and this positioning proved suboptimal. At period end, however, I continued to believe these shorter-dated Treasuries were better investment opportunities, given their reduced interest rate risk.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2014 to September 30, 2014).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio B	Beginning Account Value April 1, 2014	Ending Account Value September 30, 2014	Expenses Paid During Period* April 1, 2014 to September 30, 2014
Actual	.0015%	$ 1,000.00	$ 1,020.90	$ .01
HypotheticalA		$ 1,000.00	$ 1,025.06	$ .01

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of September 30, 2014	As of March 31, 2014
U.S. Government and U.S. Government Agency Obligations 54.8%	U.S. Government and U.S. Government Agency Obligations 59.0%
AAA 2.7%	AAA 2.0%
AA 2.3%	AA 2.3%
A 7.9%	A 8.3%
BBB 26.9%	BBB 25.8%
BB and Below 2.5%	BB and Below 1.8%
Not Rated 0.4%	Not Rated 0.1%
Short-Term Investments and Net Other Assets 2.5%	Short-Term Investments and Net Other Assets 0.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of September 30, 2014
6 months ago
Years	6.9	7.3

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of September 30, 2014
6 months ago
Years	5.4	5.3

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of September 30, 2014 *		As of March 31, 2014 **
	Corporate Bonds 32.3%		Corporate Bonds 30.1%
	U.S. Government and U.S. Government Agency Obligations 54.8%		U.S. Government and U.S. Government Agency Obligations 59.0%
	Asset-Backed Securities 0.9%		Asset-Backed Securities 0.2%
	CMOs and Other Mortgage Related Securities 7.0%		CMOs and Other Mortgage Related Securities 6.9%
	Municipal Bonds 1.7%		Municipal Bonds 1.9%
	Other Investments 0.8%		Other Investments 1.2%
	Short-Term Investments and Net Other Assets (Liabilities) 2.5%		Short-Term Investments and Net Other Assets (Liabilities) 0.7%
* Foreign investments	7.2%	** Foreign investments	7.5%
* Futures and Swaps	(0.5)%	** Futures and Swaps	(0.5)%

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Annual Report

Investments September 30, 2014

Showing Percentage of Net Assets

Nonconvertible Bonds - 32.3%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.4%
Automobiles - 0.2%
General Motors Co. 6.25% 10/2/43	$ 1,080,000	$ 1,263,600
General Motors Financial Co., Inc.:
3% 9/25/17	2,155,000	2,194,006
3.25% 5/15/18	1,615,000	1,623,075
3.5% 7/10/19	1,080,000	1,088,097
4.25% 5/15/23	1,615,000	1,621,056
4.375% 9/25/21	6,175,000	6,313,938
		14,103,772
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23	4,475,000	4,694,109
Media - 1.1%
COX Communications, Inc. 3.25% 12/15/22 (c)	2,216,000	2,152,953
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19	5,356,000	6,139,379
Discovery Communications LLC 3.25% 4/1/23	821,000	796,954
News America Holdings, Inc. 7.75% 12/1/45	3,776,000	5,395,606
Time Warner Cable, Inc.:
4% 9/1/21	17,166,000	18,083,471
5.85% 5/1/17	2,001,000	2,218,054
8.25% 4/1/19	13,760,000	17,095,176
Time Warner, Inc.:
4.9% 6/15/42	5,000,000	4,996,510
6.2% 3/15/40	7,609,000	8,934,648
Viacom, Inc.:
4.25% 9/1/23	15,137,000	15,597,286
4.375% 3/15/43	4,013,000	3,694,781
		85,104,818
TOTAL CONSUMER DISCRETIONARY		103,902,699
CONSUMER STAPLES - 1.0%
Beverages - 0.1%
Heineken NV 2.75% 4/1/23 (c)	3,184,000	3,036,005
SABMiller Holdings, Inc. 3.75% 1/15/22 (c)	4,105,000	4,185,105
		7,221,110
Food & Staples Retailing - 0.1%
CVS Caremark Corp. 4% 12/5/23	5,415,000	5,640,253
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food Products - 0.0%
ConAgra Foods, Inc.:
1.9% 1/25/18	$ 2,063,000	$ 2,050,960
3.2% 1/25/23	1,735,000	1,664,438
		3,715,398
Tobacco - 0.8%
Altria Group, Inc.:
2.85% 8/9/22	4,116,000	3,943,441
4% 1/31/24	4,065,000	4,149,263
5.375% 1/31/44	6,961,000	7,416,618
9.25% 8/6/19	1,502,000	1,955,708
9.7% 11/10/18	1,582,000	2,038,288
Reynolds American, Inc.:
3.25% 11/1/22	9,074,000	8,757,581
4.75% 11/1/42	13,658,000	12,988,813
6.15% 9/15/43	2,807,000	3,211,020
6.75% 6/15/17	6,895,000	7,782,290
7.25% 6/15/37	9,291,000	11,674,104
		63,917,126
TOTAL CONSUMER STAPLES		80,493,887
ENERGY - 4.4%
Energy Equipment & Services - 0.4%
DCP Midstream LLC:
4.75% 9/30/21 (c)	5,140,000	5,461,934
5.35% 3/15/20 (c)	4,099,000	4,517,951
5.85% 5/21/43 (c)(g)	10,959,000	10,822,013
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21	3,309,000	3,560,934
Transocean, Inc. 5.05% 12/15/16	3,323,000	3,541,707
		27,904,539
Oil, Gas & Consumable Fuels - 4.0%
BP Capital Markets PLC 4.5% 10/1/20	3,295,000	3,599,672
DCP Midstream Operating LP:
2.5% 12/1/17	2,739,000	2,794,988
2.7% 4/1/19	709,000	710,885
3.875% 3/15/23	6,298,000	6,307,283
5.6% 4/1/44	7,397,000	8,133,578
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Enable Midstream Partners LP:
2.4% 5/15/19 (c)	$ 2,382,000	$ 2,357,582
3.9% 5/15/24 (c)	2,513,000	2,500,138
Enbridge Energy Partners LP 4.2% 9/15/21	791,000	834,995
Kinder Morgan Energy Partners LP 2.65% 2/1/19	3,038,000	3,029,563
Marathon Petroleum Corp. 5.125% 3/1/21	2,718,000	3,023,324
Motiva Enterprises LLC 5.75% 1/15/20 (c)	1,694,000	1,905,357
Nakilat, Inc. 6.067% 12/31/33 (c)	2,653,000	2,994,574
Petro-Canada 6.05% 5/15/18	1,960,000	2,235,356
Petrobras Global Finance BV:
4.375% 5/20/23	45,164,000	42,320,023
5.625% 5/20/43	20,715,000	18,348,601
7.25% 3/17/44	22,238,000	24,031,272
Petrobras International Finance Co. Ltd. 5.375% 1/27/21	10,882,000	10,999,743
Petroleos Mexicanos:
4.875% 1/18/24 (c)	5,463,000	5,730,687
5.5% 6/27/44	55,941,000	57,071,008
6.375% 1/23/45 (c)	21,014,000	23,762,631
6.5% 6/2/41	22,489,000	26,013,026
Phillips 66 Co. 4.3% 4/1/22	4,867,000	5,168,155
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	2,271,000	2,311,017
Spectra Energy Capital, LLC 3.3% 3/15/23	5,000,000	4,766,910
Spectra Energy Partners, LP:
2.95% 9/25/18	1,225,000	1,260,369
4.6% 6/15/21	1,165,000	1,265,149
The Williams Companies, Inc.:
3.7% 1/15/23	2,215,000	2,092,869
4.55% 6/24/24	20,116,000	19,905,788
Western Gas Partners LP:
2.6% 8/15/18	6,735,000	6,788,132
5.375% 6/1/21	7,378,000	8,219,328
Williams Partners LP:
4.125% 11/15/20	1,086,000	1,137,278
4.3% 3/4/24	5,461,000	5,571,525
		307,190,806
TOTAL ENERGY		335,095,345
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - 16.1%
Banks - 5.8%
Banco Nacional de Desenvolvimento Economico e Social 4% 4/14/19 (c)	$ 7,945,000	$ 7,972,410
Bank of America Corp.:
3.3% 1/11/23	21,902,000	21,367,000
3.875% 3/22/17	2,890,000	3,042,725
4.1% 7/24/23	6,733,000	6,875,531
4.125% 1/22/24	10,800,000	11,009,401
5.65% 5/1/18	3,780,000	4,205,163
5.7% 1/24/22	20,000,000	22,919,840
5.75% 12/1/17	11,300,000	12,574,516
5.875% 1/5/21	3,255,000	3,734,139
Bank of America NA 5.3% 3/15/17	3,196,000	3,462,805
Barclays Bank PLC 2.5% 2/20/19	4,600,000	4,606,969
Capital One NA 2.95% 7/23/21	10,312,000	10,143,079
Citigroup, Inc.:
3.375% 3/1/23	7,000,000	6,894,335
3.953% 6/15/16	5,120,000	5,377,132
4.05% 7/30/22	2,408,000	2,439,489
5.3% 5/6/44	15,365,000	15,965,111
5.5% 9/13/25	2,779,000	3,031,041
6.125% 5/15/18	3,790,000	4,291,910
Credit Suisse AG 6% 2/15/18	9,198,000	10,315,097
Discover Bank:
4.2% 8/8/23	9,938,000	10,291,246
7% 4/15/20	5,075,000	6,005,420
8.7% 11/18/19	1,160,000	1,448,529
Fifth Third Bancorp:
4.5% 6/1/18	2,119,000	2,289,067
8.25% 3/1/38	1,976,000	2,904,823
HBOS PLC 6.75% 5/21/18 (c)	3,118,000	3,527,506
HSBC Holdings PLC:
4.25% 3/14/24	3,929,000	3,985,727
5.25% 3/14/44	2,847,000	3,022,532
Huntington Bancshares, Inc. 7% 12/15/20	1,211,000	1,450,863
JPMorgan Chase & Co.:
2.35% 1/28/19	6,581,000	6,555,959
3.2% 1/25/23	27,834,000	27,178,092
3.25% 9/23/22	27,599,000	27,171,188
3.875% 9/10/24	19,260,000	18,848,529
4.25% 10/15/20	3,485,000	3,715,233
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
JPMorgan Chase & Co.: - continued
4.35% 8/15/21	$ 9,268,000	$ 9,908,762
4.5% 1/24/22	15,434,000	16,540,139
4.625% 5/10/21	3,428,000	3,727,569
4.95% 3/25/20	2,733,000	3,020,263
KeyBank NA 6.95% 2/1/28	850,000	1,087,238
Marshall & Ilsley Bank 5% 1/17/17	6,030,000	6,456,785
Regions Bank:
6.45% 6/26/37	7,667,000	9,007,192
7.5% 5/15/18	18,822,000	21,947,619
Regions Financial Corp. 2% 5/15/18	6,384,000	6,309,703
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	23,490,000	23,086,630
6% 12/19/23	41,227,000	43,230,962
6.1% 6/10/23	12,534,000	13,237,809
6.125% 12/15/22	11,163,000	11,818,101
		448,001,179
Capital Markets - 3.3%
Affiliated Managers Group, Inc. 4.25% 2/15/24	2,828,000	2,904,000
Goldman Sachs Group, Inc.:
1.748% 9/15/17	21,851,000	21,792,854
2.625% 1/31/19	17,288,000	17,246,993
2.9% 7/19/18	10,067,000	10,313,501
3.625% 1/22/23	12,000,000	11,889,828
5.25% 7/27/21	5,219,000	5,786,999
5.75% 1/24/22	5,977,000	6,802,501
5.95% 1/18/18	4,700,000	5,262,402
6.75% 10/1/37	33,359,000	39,673,659
Lazard Group LLC:
4.25% 11/14/20	3,548,000	3,710,129
6.85% 6/15/17	3,693,000	4,161,232
Morgan Stanley:
2.125% 4/25/18	8,669,000	8,669,546
2.375% 7/23/19	15,182,000	14,938,526
3.75% 2/25/23	26,993,000	26,964,900
4.875% 11/1/22	27,262,000	28,789,517
5% 11/24/25	15,331,000	16,038,265
5.75% 1/25/21	13,341,000	15,160,953
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley: - continued
6.625% 4/1/18	$ 7,000,000	$ 8,017,814
7.3% 5/13/19	3,747,000	4,470,149
		252,593,768
Consumer Finance - 0.5%
Discover Financial Services:
3.85% 11/21/22	4,015,000	4,036,010
5.2% 4/27/22	3,503,000	3,836,247
General Electric Capital Corp.:
4.625% 1/7/21	7,233,000	7,973,240
4.65% 10/17/21	2,940,000	3,239,024
Hyundai Capital America:
1.625% 10/2/15 (c)	1,922,000	1,935,129
1.875% 8/9/16 (c)	1,801,000	1,823,221
2.125% 10/2/17 (c)	2,125,000	2,150,902
Synchrony Financial:
1.875% 8/15/17	1,832,000	1,834,660
3% 8/15/19	2,690,000	2,697,962
3.75% 8/15/21	4,062,000	4,099,277
4.25% 8/15/24	4,089,000	4,090,697
		37,716,369
Diversified Financial Services - 0.3%
Five Corners Funding Trust 4.419% 11/15/23 (c)	7,020,000	7,349,624
ING Bank NV 5.8% 9/25/23 (c)	3,538,000	3,898,154
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (c)	5,925,000	5,935,292
TECO Finance, Inc. 5.15% 3/15/20	1,651,000	1,839,377
		19,022,447
Insurance - 1.6%
AIA Group Ltd. 2.25% 3/11/19 (c)	1,628,000	1,613,722
American International Group, Inc.:
2.3% 7/16/19	3,582,000	3,556,536
4.875% 6/1/22	1,912,000	2,102,867
5.6% 10/18/16	5,848,000	6,366,168
Aon Corp. 5% 9/30/20	1,574,000	1,747,925
Aon PLC 4% 11/27/23	20,880,000	21,698,037
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (c)(g)	11,559,000	11,963,565
Hartford Financial Services Group, Inc. 5.125% 4/15/22	6,281,000	7,007,084
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Liberty Mutual Group, Inc.:
5% 6/1/21 (c)	$ 5,457,000	$ 5,961,663
6.5% 3/15/35 (c)	4,626,000	5,674,723
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,958,000	3,258,068
MetLife, Inc. 4.368% 9/15/23	5,966,000	6,379,390
Metropolitan Life Global Funding I 3% 1/10/23 (c)	3,507,000	3,441,472
Pacific Life Insurance Co. 9.25% 6/15/39 (c)	4,111,000	6,368,482
Pacific LifeCorp:
5.125% 1/30/43 (c)	7,253,000	7,553,158
6% 2/10/20 (c)	363,000	413,470
Prudential Financial, Inc.:
4.5% 11/16/21	2,796,000	3,037,907
4.75% 9/17/15	6,617,000	6,878,285
7.375% 6/15/19	1,370,000	1,668,811
Symetra Financial Corp. 6.125% 4/1/16 (c)	3,545,000	3,769,980
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (c)	9,676,000	9,861,034
Unum Group 5.625% 9/15/20	3,364,000	3,828,922
		124,151,269
Real Estate Investment Trusts - 2.6%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	1,599,000	1,584,742
4.6% 4/1/22	1,545,000	1,622,279
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,612,000	1,589,488
AvalonBay Communities, Inc.:
3.625% 10/1/20	3,128,000	3,251,834
4.2% 12/15/23	34,799,000	36,645,157
Boston Properties, Inc. 3.85% 2/1/23	6,233,000	6,370,251
Camden Property Trust:
2.95% 12/15/22	2,214,000	2,128,675
4.25% 1/15/24	5,830,000	6,090,578
DDR Corp.:
3.5% 1/15/21	21,013,000	21,171,186
4.625% 7/15/22	3,879,000	4,100,130
4.75% 4/15/18	4,014,000	4,330,957
7.5% 4/1/17	2,084,000	2,370,483
9.625% 3/15/16	5,150,000	5,780,844
Duke Realty LP:
3.625% 4/15/23	6,884,000	6,755,393
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Duke Realty LP: - continued
3.875% 10/15/22	$ 4,992,000	$ 5,049,318
4.375% 6/15/22	13,137,000	13,714,752
5.5% 3/1/16	3,680,000	3,900,914
5.95% 2/15/17	1,473,000	1,616,629
6.5% 1/15/18	4,735,000	5,372,629
Equity One, Inc.:
3.75% 11/15/22	7,500,000	7,440,585
5.375% 10/15/15	606,000	633,077
6% 9/15/17	3,170,000	3,505,655
6.25% 1/15/17	2,488,000	2,730,033
Federal Realty Investment Trust:
5.9% 4/1/20	1,116,000	1,296,882
6.2% 1/15/17	1,240,000	1,375,103
Government Properties Income Trust 3.75% 8/15/19	7,823,000	7,878,590
Health Care REIT, Inc.:
2.25% 3/15/18	2,380,000	2,401,401
4.7% 9/15/17	946,000	1,027,612
Highwoods/Forsyth LP 3.2% 6/15/21	4,698,000	4,623,029
HRPT Properties Trust:
5.75% 11/1/15	1,762,000	1,803,444
6.65% 1/15/18	2,850,000	3,141,005
Lexington Corporate Properties Trust 4.4% 6/15/24	2,739,000	2,748,521
Omega Healthcare Investors, Inc.:
4.5% 1/15/25 (c)	2,500,000	2,457,950
4.95% 4/1/24 (c)	2,418,000	2,460,315
Retail Opportunity Investments Partnership LP 5% 12/15/23	1,288,000	1,371,692
Simon Property Group LP 4.125% 12/1/21	3,187,000	3,418,717
United Dominion Realty Trust, Inc. 5.25% 1/15/15	1,580,000	1,601,303
Weingarten Realty Investors 3.375% 10/15/22	1,137,000	1,126,797
WP Carey, Inc. 4.6% 4/1/24	14,578,000	15,073,258
		201,561,208
Real Estate Management & Development - 2.0%
BioMed Realty LP:
2.625% 5/1/19	3,347,000	3,325,803
3.85% 4/15/16	4,800,000	5,002,858
4.25% 7/15/22	2,470,000	2,525,259
6.125% 4/15/20	1,499,000	1,718,431
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Brandywine Operating Partnership LP:
3.95% 2/15/23	$ 5,894,000	$ 5,892,043
4.1% 10/1/24	7,694,000	7,604,126
4.55% 10/1/29	7,694,000	7,567,057
4.95% 4/15/18	4,871,000	5,251,084
5.7% 5/1/17	2,297,000	2,503,330
7.5% 5/15/15	708,000	735,999
Digital Realty Trust LP 4.5% 7/15/15	2,065,000	2,106,050
ERP Operating LP:
2.375% 7/1/19	4,920,000	4,889,703
4.625% 12/15/21	7,286,000	7,950,090
4.75% 7/15/20	3,181,000	3,514,852
Essex Portfolio LP 3.875% 5/1/24	5,285,000	5,293,572
Healthcare Trust of America Holdings LP 3.375% 7/15/21	11,576,000	11,519,440
Liberty Property LP:
3.375% 6/15/23	3,033,000	2,943,809
4.125% 6/15/22	2,690,000	2,787,927
4.75% 10/1/20	4,767,000	5,134,922
5.5% 12/15/16	3,166,000	3,433,264
6.625% 10/1/17	3,452,000	3,905,368
Mack-Cali Realty LP:
2.5% 12/15/17	4,124,000	4,175,868
3.15% 5/15/23	10,776,000	9,743,034
4.5% 4/18/22	11,607,000	11,653,312
Mid-America Apartments LP:
4.3% 10/15/23	1,390,000	1,440,036
5.5% 10/1/15	16,890,000	17,652,904
Post Apartment Homes LP 3.375% 12/1/22	1,090,000	1,061,141
Reckson Operating Partnership LP 6% 3/31/16	1,240,000	1,320,237
Regency Centers LP 5.25% 8/1/15	1,981,000	2,054,273
Tanger Properties LP:
3.875% 12/1/23	3,062,000	3,094,414
6.125% 6/1/20	4,142,000	4,785,302
Ventas Realty LP/Ventas Capital Corp. 4% 4/30/19	2,187,000	2,326,631
		154,912,139
TOTAL FINANCIALS		1,237,958,379
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - 0.5%
Health Care Providers & Services - 0.3%
Express Scripts Holding Co. 4.75% 11/15/21	$ 6,771,000	$ 7,396,085
Medco Health Solutions, Inc. 4.125% 9/15/20	3,053,000	3,254,901
UnitedHealth Group, Inc.:
2.75% 2/15/23	977,000	944,640
2.875% 3/15/23	7,384,000	7,210,594
WellPoint, Inc. 3.3% 1/15/23	6,513,000	6,440,979
		25,247,199
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. 4.15% 2/1/24	1,911,000	1,979,125
Pharmaceuticals - 0.2%
AbbVie, Inc. 1.75% 11/6/17	5,901,000	5,881,356
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	1,998,000	1,980,937
Zoetis, Inc. 3.25% 2/1/23	2,189,000	2,141,297
		10,003,590
TOTAL HEALTH CARE		37,229,914
INDUSTRIALS - 0.5%
Airlines - 0.1%
Continental Airlines, Inc.:
6.545% 8/2/20	600,015	662,266
6.648% 3/15/19	950,116	1,007,123
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	1,099,529	1,184,743
8.36% 1/20/19	5,214,661	5,749,164
		8,603,296
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
2.125% 1/15/18	3,898,000	3,868,765
3.875% 4/1/21	7,380,000	7,453,800
4.25% 9/15/24	6,449,000	6,344,204
4.75% 3/1/20	6,486,000	6,875,160
		24,541,929
Transportation Infrastructure - 0.1%
BNSF Funding Trust I 6.613% 12/15/55 (g)	2,756,000	3,091,885
TOTAL INDUSTRIALS		36,237,110
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
2.375% 12/17/18	$ 1,423,000	$ 1,426,553
6.55% 10/1/17	2,336,000	2,660,176
		4,086,729
IT Services - 0.0%
Xerox Corp. 6.4% 3/15/16	2,814,000	3,032,023
TOTAL INFORMATION TECHNOLOGY		7,118,752
MATERIALS - 1.5%
Chemicals - 0.1%
The Dow Chemical Co.:
4.125% 11/15/21	4,751,000	4,993,325
4.25% 11/15/20	2,576,000	2,757,186
		7,750,511
Metals & Mining - 1.4%
Anglo American Capital PLC:
4.125% 4/15/21 (c)	13,940,000	13,991,759
4.125% 9/27/22 (c)	2,677,000	2,641,308
Barrick Gold Corp.:
3.85% 4/1/22	4,256,000	4,098,924
4.1% 5/1/23	62,413,000	59,987,756
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (c)	5,096,000	5,222,004
4.25% 7/17/42 (c)	1,577,000	1,417,759
4.5% 8/13/23 (c)	2,595,000	2,732,914
5.625% 10/18/43 (c)	6,601,000	7,238,604
Freeport-McMoRan, Inc. 3.875% 3/15/23	13,597,000	13,423,924
		110,754,952
TOTAL MATERIALS		118,505,463
TELECOMMUNICATION SERVICES - 4.2%
Diversified Telecommunication Services - 4.1%
AT&T, Inc.:
5.35% 9/1/40	3,622,000	3,840,754
5.55% 8/15/41	20,803,000	22,697,196
6.3% 1/15/38	4,683,000	5,540,396
BellSouth Capital Funding Corp. 7.875% 2/15/30	255,000	344,425
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
CenturyLink, Inc.:
5.15% 6/15/17	$ 445,000	$ 466,138
6% 4/1/17	1,112,000	1,195,956
6.15% 9/15/19	3,031,000	3,243,170
Embarq Corp.:
7.082% 6/1/16	3,986,000	4,340,822
7.995% 6/1/36	9,949,000	10,753,874
Verizon Communications, Inc.:
3.45% 3/15/21	20,069,000	20,371,360
4.5% 9/15/20	76,740,000	83,042,963
5.012% 8/21/54 (c)	57,738,000	58,012,082
5.15% 9/15/23	10,000,000	11,060,560
6.1% 4/15/18	16,292,000	18,569,182
6.55% 9/15/43	57,541,000	71,891,265
		315,370,143
Wireless Telecommunication Services - 0.1%
America Movil S.A.B. de CV 3.125% 7/16/22	4,003,000	3,887,233
TOTAL TELECOMMUNICATION SERVICES		319,257,376
UTILITIES - 2.6%
Electric Utilities - 1.3%
American Electric Power Co., Inc. 2.95% 12/15/22	2,280,000	2,225,551
American Transmission Systems, Inc. 5% 9/1/44 (c)	2,832,000	2,855,024
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (c)	3,561,000	4,114,080
6.4% 9/15/20 (c)	9,269,000	10,839,233
Edison International 3.75% 9/15/17	2,719,000	2,878,608
FirstEnergy Corp.:
2.75% 3/15/18	8,367,000	8,401,054
4.25% 3/15/23	28,183,000	27,996,372
7.375% 11/15/31	7,256,000	8,577,942
FirstEnergy Solutions Corp. 6.05% 8/15/21	12,455,000	13,719,544
LG&E and KU Energy LLC:
2.125% 11/15/15	3,110,000	3,148,511
3.75% 11/15/20	612,000	635,969
Pennsylvania Electric Co. 6.05% 9/1/17	4,760,000	5,327,235
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
PPL Capital Funding, Inc. 3.4% 6/1/23	$ 3,328,000	$ 3,280,160
Progress Energy, Inc. 4.4% 1/15/21	5,280,000	5,762,133
		99,761,416
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (c)	2,735,000	3,019,489
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,578,000	1,651,540
		4,671,029
Multi-Utilities - 1.2%
Dominion Resources, Inc.:
2.5331% 9/30/66 (g)	18,745,000	17,326,847
7.5% 6/30/66 (g)	5,100,000	5,429,715
NiSource Finance Corp.:
4.45% 12/1/21	2,156,000	2,314,414
5.25% 2/15/43	5,536,000	5,966,131
5.45% 9/15/20	6,486,000	7,306,038
5.8% 2/1/42	2,772,000	3,208,701
5.95% 6/15/41	5,116,000	5,975,539
Puget Energy, Inc.:
6% 9/1/21	8,731,000	10,152,625
6.5% 12/15/20	2,803,000	3,317,451
Sempra Energy:
2.3% 4/1/17	5,425,000	5,537,422
4.05% 12/1/23	21,085,000	22,139,756
Wisconsin Energy Corp. 6.25% 5/15/67 (g)	3,850,000	3,984,750
		92,659,389
TOTAL UTILITIES		197,091,834
TOTAL NONCONVERTIBLE BONDS (Cost $2,370,918,140)		2,472,890,759
U.S. Treasury Obligations - 29.7%

U.S. Treasury Bonds 3.125% 8/15/44 (f)	254,025,000	249,976,350
U.S. Treasury Notes:
0.5% 8/31/16 (b)(e)	769,546,000	768,704,117
U.S. Treasury Obligations - continued
	Principal Amount	Value
U.S. Treasury Notes: - continued
1% 9/15/17 (b)	$ 1,029,121,000	$ 1,027,593,789
1.625% 8/31/19 (b)	231,100,000	229,583,522
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,280,384,802)		2,275,857,778
U.S. Government Agency - Mortgage Securities - 28.7%

Fannie Mae - 22.8%
1.688% 5/1/34 (g)	1,215,253	1,257,300
1.752% 9/1/33 (g)	609,117	635,002
1.91% 12/1/34 (g)	107,248	112,809
1.91% 3/1/35 (g)	79,112	82,736
2.052% 5/1/33 (g)	17,761	18,859
2.053% 6/1/36 (g)	139,967	150,014
2.177% 7/1/35 (g)	483,732	513,238
2.293% 11/1/36 (g)	1,304,952	1,393,477
2.333% 3/1/35 (g)	47,725	50,779
2.36% 8/1/36 (g)	1,929,114	2,067,759
2.362% 7/1/35 (g)	145,498	154,946
2.393% 7/1/37 (g)	213,681	229,040
2.421% 10/1/33 (g)	73,001	77,810
2.439% 5/1/36 (g)	403,167	432,144
2.495% 3/1/36 (g)	372,647	398,907
2.5% 2/1/43 to 9/1/43	13,665,902	12,967,660
2.579% 5/1/35 (g)	206,022	220,829
2.838% 3/1/36 (g)	630,385	675,743
3% 9/1/42 to 9/1/44	401,570,474	396,596,530
3.5% 10/1/29 (d)	29,900,000	31,432,378
3.5% 1/1/34 to 7/1/44	114,099,316	116,886,059
3.5% 10/1/44 (d)	60,200,000	61,532,641
3.5% 10/1/44 (d)	110,700,000	113,150,555
3.5% 10/1/44 (d)	3,400,000	3,475,265
3.5% 10/1/44 (d)	3,000,000	3,066,411
3.5% 10/1/44 (d)	25,300,000	25,860,064
3.5% 10/1/44 (d)	6,500,000	6,643,890
3.5% 10/1/44 (d)	2,200,000	2,248,701
4% 8/1/40 to 6/1/44	198,289,391	209,428,899
4% 10/1/44 (d)	14,000,000	14,755,140
4% 10/1/44 (d)	6,500,000	6,850,601
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4% 10/1/44 (d)	$ 200,000	$ 210,788
4% 10/1/44 (d)	84,300,000	88,847,024
4% 10/1/44 (d)	85,000,000	89,584,781
4% 10/1/44 (d)	28,800,000	30,353,432
4% 10/1/44 (d)	42,600,000	44,897,784
4.5% 8/1/39 to 10/1/42	126,665,306	136,978,159
4.5% 10/1/44 (d)	87,900,000	94,846,324
4.5% 10/1/44 (d)	7,400,000	7,984,787
4.5% 10/1/44 (d)	6,000,000	6,474,152
5% 6/1/20 to 10/1/41	10,764,573	11,784,888
5% 10/1/44 (d)	22,600,000	24,944,752
5% 10/1/44 (d)	27,100,000	29,911,628
5.5% 10/1/17 to 2/1/38	9,087,954	10,128,036
5.5% 10/1/44 (d)	51,800,000	57,703,320
5.5% 10/1/44 (d)	50,600,000	56,366,563
6% 5/1/15 to 1/1/42	37,489,457	42,319,869
6.5% 6/1/15 to 11/1/16	35,187	36,633
7% 10/1/14 to 6/1/32	1,671,005	1,918,462
7.5% 2/1/22 to 11/1/31	1,305,690	1,541,875
8% 6/1/29	673	815
TOTAL FANNIE MAE		1,750,200,258
Freddie Mac - 2.7%
2.03% 4/1/35 (g)	1,034,315	1,087,235
2.3% 5/1/35 (g)	686,873	733,177
2.373% 1/1/35 (g)	65,639	69,909
3% 11/1/42 to 2/1/43	4,537,536	4,509,347
3.136% 10/1/35 (g)	178,136	190,954
3.5% 4/1/42 to 4/1/43	26,755,524	27,436,001
3.5% 10/1/44 (d)	24,600,000	25,105,454
4% 6/1/24 to 7/1/44	37,196,285	39,355,689
4% 10/1/44 (d)	34,900,000	36,738,832
4.5% 7/1/25 to 10/1/41	40,527,793	43,969,259
5% 4/1/38 to 7/1/41	22,624,743	25,027,274
5.5% 8/1/23 to 10/1/39	1,008,393	1,123,707
6% 7/1/37 to 8/1/37	1,333,066	1,502,938
6.5% 9/1/39	2,427,536	2,716,845
7.5% 11/1/16 to 6/1/32	574,757	673,949
8% 7/1/25 to 10/1/27	25,994	30,903
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
8.5% 2/1/19 to 5/1/22	$ 1,971	$ 2,270
12% 11/1/19	1	2
TOTAL FREDDIE MAC		210,273,745
Ginnie Mae - 3.2%
3% 2/20/43 to 8/20/44	5,060,046	5,103,877
3.5% 1/15/41 to 1/20/44	52,411,964	54,316,674
4% 9/20/40 to 8/15/43	29,615,702	31,564,813
4% 10/1/44 (d)	49,600,000	52,616,355
4% 10/1/44 (d)	4,700,000	4,985,824
4% 10/1/44 (d)	6,700,000	7,107,451
4.5% 5/15/39 to 4/15/41	35,151,839	38,356,922
5% 3/15/39 to 9/15/41	27,118,007	30,229,746
5.5% 11/20/33 to 12/15/38	7,809,930	8,753,034
6% 8/15/32 to 6/15/36	5,399,531	6,140,186
7% 6/15/24 to 9/15/32	3,112,893	3,645,672
7.5% 3/15/22 to 8/15/28	772,323	891,855
8% 4/15/24 to 12/15/25	68,499	80,080
8.5% 8/15/29 to 11/15/31	102,136	124,295
TOTAL GINNIE MAE		243,916,784
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,194,139,612)		2,204,390,787
Asset-Backed Securities - 0.9%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.625% 4/25/35 (g)	431,966	379,706
Airspeed Ltd. Series 2007-1A Class C1, 2.6536% 6/15/32 (c)(g)	4,006,196	2,403,717
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.205% 12/25/33 (g)	36,106	33,279
Series 2004-R2 Class M3, 0.98% 4/25/34 (g)	58,421	38,160
Series 2005-R2 Class M1, 0.6045% 4/25/35 (g)	291,542	291,007
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.935% 3/25/34 (g)	31,145	29,889
Series 2006-W4 Class A2C, 0.3145% 5/25/36 (g)	774,609	298,030
Capital Auto Receivables Asset Trust Series 2014-2 Class D, 2.81% 8/20/19	3,022,000	3,003,717
Asset-Backed Securities - continued
	Principal Amount	Value
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.2945% 12/25/36 (g)	$ 1,172,000	$ 846,210
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4045% 3/25/32 (MGIC Investment Corp. Insured) (g)	16,339	14,334
Series 2004-3 Class M4, 1.6095% 4/25/34 (g)	50,791	35,892
Series 2004-4 Class M2, 0.9495% 6/25/34 (g)	119,028	112,052
Series 2004-7 Class AF5, 5.868% 1/25/35	2,386,925	2,447,340
Fannie Mae Series 2004-T5 Class AB3, 0.9829% 5/28/35 (g)	25,289	23,566
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.33% 8/25/34 (g)	189,000	167,675
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 0.9795% 3/25/34 (g)	6,654	5,873
Fremont Home Loan Trust Series 2005-A Class M4, 1.1745% 1/25/35 (g)	225,345	128,249
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6149% 2/25/47 (c)(g)	994,398	851,094
GE Business Loan Trust Series 2003-1 Class A, 0.5836% 4/15/31 (c)(g)	33,517	32,403
Grain Spectrum Funding II LLC Series 2014-1 3.29% 10/10/34 (c)	6,696,000	6,671,687
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.4745% 8/25/33 (g)	645,917	618,291
Series 2003-3 Class M1, 1.4445% 8/25/33 (g)	329,773	320,327
Series 2003-5 Class A2, 0.8545% 12/25/33 (g)	21,396	20,232
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3445% 1/25/37 (g)	805,000	490,978
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.285% 11/25/36 (g)	505,379	500,312
KeyCorp Student Loan Trust Series 1999-A Class A2, 0.5636% 12/27/29 (g)	145,895	145,136
Long Beach Mortgage Loan Trust Series 2003-3 Class M1, 1.2795% 7/25/33 (g)	2,726,584	2,501,958
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1295% 7/25/34 (g)	47,340	43,848
Series 2006-FM1 Class A2B, 0.265% 4/25/37 (g)	376,219	340,251
Series 2006-OPT1 Class A1A, 0.6745% 6/25/35 (g)	632,737	606,424
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8345% 8/25/34 (g)	37,283	34,845
Series 2005-NC1 Class M1, 0.8145% 1/25/35 (g)	252,739	241,638
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.6645% 9/25/35 (g)	928,000	812,487
Asset-Backed Securities - continued
	Principal Amount	Value
Park Place Securities, Inc. Series 2004-WCW1:
Class M3, 2.0295% 9/25/34 (g)	$ 346,000	$ 310,080
Class M4, 2.3295% 9/25/34 (g)	444,000	267,287
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9545% 4/25/33 (g)	3,323	3,156
Santander Drive Auto Receivables Trust:
Series 2013-5 Class D, 2.73% 10/15/19	7,909,000	7,951,709
Series 2014-1 Class D, 2.91% 4/15/20	7,746,000	7,771,957
Series 2014-4:
Class C, 2.6% 11/16/20	4,282,000	4,277,500
Class D, 3.1% 11/16/20	7,371,000	7,367,978
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.1841% 6/15/33 (g)	549,088	527,774
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.8795% 9/25/34 (g)	30,798	25,150
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0145% 9/25/34 (g)	18,730	17,020
Truman Capital Mortgage Loan Trust:
Series 2014-NPL2 Class A1, 3.25% 6/25/54 (c)	6,975,000	6,967,712
Series 2014-NPL3 Class A1, 3.25% 4/25/53 (c)	10,441,000	10,428,769
TOTAL ASSET-BACKED SECURITIES (Cost $71,998,848)		70,406,699
Collateralized Mortgage Obligations - 0.2%

Private Sponsor - 0.1%
Granite Master Issuer PLC floater:
Series 2006-4 Class M1, 0.4935% 12/20/54 (g)	515,000	501,353
Series 2007-1:
Class 1M1, 0.4535% 12/20/54 (g)	785,000	763,805
Class 2M1, 0.6535% 12/20/54 (g)	4,428,000	4,334,126
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.6836% 1/20/44 (g)	279,947	286,567
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.3645% 5/25/47 (g)	322,192	293,163
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3245% 2/25/37 (g)	497,676	451,143
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4445% 7/25/35 (g)	2,064,419	1,969,347
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.5035% 6/10/35 (c)(g)	$ 164,445	$ 151,391
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2054% 7/20/34 (g)	17,229	16,638
TOTAL PRIVATE SPONSOR		8,767,533
U.S. Government Agency - 0.1%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	1,803,169	1,962,496
Series 1999-57 Class PH, 6.5% 12/25/29	1,600,249	1,832,853
TOTAL U.S. GOVERNMENT AGENCY		3,795,349
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $11,750,596)		12,562,882
Commercial Mortgage Securities - 6.9%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.555% 2/14/43 (g)(h)	1,660,267	35,239
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-3 Class A4, 5.889% 7/10/44	4,001,608	4,263,245
Series 2006-5 Class A2, 5.317% 9/10/47	2,236,165	2,240,131
Series 2007-3 Class A3, 5.7646% 6/10/49 (g)	5,749,318	5,765,019
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1.4295% 12/25/33 (c)(g)	24,250	21,891
Series 2005-3A:
Class A2, 0.5545% 11/25/35 (c)(g)	164,656	145,923
Class M2, 0.6445% 11/25/35 (c)(g)	35,911	26,342
Class M3, 0.6645% 11/25/35 (c)(g)	32,186	23,256
Class M4, 0.7545% 11/25/35 (c)(g)	40,167	27,630
Series 2005-4A:
Class A2, 0.5445% 1/25/36 (c)(g)	590,488	512,783
Class B1, 1.5545% 1/25/36 (c)(g)	22,541	3,897
Class M1, 0.6045% 1/25/36 (c)(g)	190,592	112,848
Class M2, 0.6245% 1/25/36 (c)(g)	57,005	32,431
Class M3, 0.6545% 1/25/36 (c)(g)	83,492	45,182
Class M4, 0.7645% 1/25/36 (c)(g)	43,473	22,811
Class M5, 0.8045% 1/25/36 (c)(g)	43,473	17,340
Class M6, 0.8545% 1/25/36 (c)(g)	46,352	14,298
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2006-1:
Class A2, 0.5145% 4/25/36 (c)(g)	$ 94,052	$ 82,660
Class M6, 0.7945% 4/25/36 (c)(g)	31,658	21,933
Series 2006-2A:
Class M1, 0.4645% 7/25/36 (c)(g)	83,299	65,208
Class M2, 0.4845% 7/25/36 (c)(g)	58,709	44,368
Class M3, 0.5045% 7/25/36 (c)(g)	46,106	32,845
Class M4, 0.5745% 7/25/36 (c)(g)	31,045	20,983
Class M5, 0.6245% 7/25/36 (c)(g)	38,115	17,601
Series 2006-3A Class M4, 0.5845% 10/25/36 (c)(g)	36,627	4,854
Series 2006-4A:
Class A2, 0.4245% 12/25/36 (c)(g)	1,356,741	1,113,251
Class M1, 0.4445% 12/25/36 (c)(g)	97,975	66,734
Class M2, 0.4645% 12/25/36 (c)(g)	62,193	34,225
Class M3, 0.4945% 12/25/36 (c)(g)	63,045	28,453
Series 2007-1 Class A2, 0.4245% 3/25/37 (c)(g)	259,177	212,394
Series 2007-2A:
Class A1, 0.4245% 7/25/37 (c)(g)	1,108,805	965,908
Class A2, 0.4745% 7/25/37 (c)(g)	1,038,687	744,019
Class M1, 0.5245% 7/25/37 (c)(g)	347,616	104,333
Class M2, 0.5645% 7/25/37 (c)(g)	133,698	17,142
Class M3, 0.6445% 7/25/37 (c)(g)	133,698	9,480
Class M4, 0.8045% 7/25/37 (c)(g)	5,498	4
Series 2007-3:
Class A2, 0.4445% 7/25/37 (c)(g)	366,800	264,821
Class M1, 0.4645% 7/25/37 (c)(g)	191,955	124,015
Class M2, 0.4945% 7/25/37 (c)(g)	203,639	116,763
Class M3, 0.5245% 7/25/37 (c)(g)	333,417	125,072
Class M4, 0.6545% 7/25/37 (c)(g)	522,868	153,713
Class M5, 0.7545% 7/25/37 (c)(g)	250,237	38,839
Series 2007-4A:
Class M1, 1.105% 9/25/37 (c)(g)	99,178	17,406
Class M2, 1.205% 9/25/37 (c)(g)	69,646	5,637
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class H, 0.7036% 3/15/22 (c)(g)	77,618	77,727
Class J, 0.8536% 3/15/22 (c)(g)	271,000	267,181
Series 2006-T24 Class A4, 5.537% 10/12/41	4,212,108	4,511,462
C-BASS Trust floater Series 2006-SC1 Class A, 0.425% 5/25/36 (c)(g)	287,942	277,192
Commercial Mortgage Securities - continued
	Principal Amount	Value
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2006-CD3 Class A5, 5.617% 10/15/48	$ 5,813,593	$ 6,136,143
COMM Mortgage Trust pass-thru certificates floater Series 2005-F10A Class J, 1.0036% 4/15/17 (c)(g)	82,454	82,569
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C5 Class A3, 5.311% 12/15/39	32,683,367	34,889,756
Series 2007-C3 Class A4, 5.8923% 6/15/39 (g)	19,716,945	21,266,598
Series 2007-C5 Class A4, 5.695% 9/15/40 (g)	10,000,000	10,862,080
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1 Class F, 0.4736% 2/15/22 (c)(g)	35,259	35,255
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	20,358,449	21,824,441
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	30,887,678	33,271,311
Series 2006-GG7 Class A4, 6.0135% 7/10/38 (g)	5,320,872	5,647,153
GS Mortgage Securities Corp. II Series 2006-GG6 Class A4, 5.553% 4/10/38 (g)	5,783,000	6,025,886
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A1A, 5.547% 11/10/39	2,944,571	3,153,447
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (c)	1,550,000	1,568,910
Class DFX, 4.4065% 11/5/30 (c)	14,762,000	15,050,525
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FL2A:
Class E, 0.4336% 11/15/18 (c)(g)	69,202	68,499
Class F, 0.4836% 11/15/18 (c)(g)	163,317	158,797
Class G, 0.5136% 11/15/18 (c)(g)	141,898	134,444
Class H, 0.6536% 11/15/18 (c)(g)	108,791	102,157
Series 2014-BXH:
Class C, 1.8036% 4/15/27 (c)(g)	2,472,000	2,472,569
Class D, 2.4036% 4/15/27 (c)(g)	5,271,000	5,267,895
sequential payer:
Series 2006-CB17 Class A4, 5.429% 12/12/43	5,360,000	5,712,570
Series 2007-CB18 Class A4, 5.44% 6/12/47	18,930,849	20,391,629
Series 2007-LD11 Class A4, 5.9846% 6/15/49 (g)	87,242,206	94,510,092
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 6.09% 7/15/44 (g)	4,440,000	4,857,990
LB-UBS Commercial Mortgage Trust sequential payer Series 2007-C1 Class A4, 5.424% 2/15/40	11,284,519	12,163,143
Commercial Mortgage Securities - continued
	Principal Amount	Value
Merrill Lynch Mortgage Trust Series 2007-C1 Class A4, 6.0088% 6/12/50 (g)	$ 4,610,000	$ 5,057,931
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2006-4 Class A3, 5.172% 12/12/49 (g)	2,600,000	2,766,226
Series 2007-5 Class A4, 5.378% 8/12/48	18,403,161	19,674,047
Series 2007-6 Class A4, 5.485% 3/12/51 (g)	11,060,000	11,990,069
Series 2007-7 Class A4, 5.81% 6/12/50 (g)	1,113,000	1,210,940
Series 2007-7 Class B, 5.9351% 6/12/50 (g)	1,365,000	57,890
Morgan Stanley Capital I Trust:
floater Series 2007-XLFA:
Class D, 0.344% 10/15/20 (c)(g)	434,000	431,664
Class E, 0.404% 10/15/20 (c)(g)	542,000	537,734
Class F, 0.454% 10/15/20 (c)(g)	326,000	321,804
Class G, 0.494% 10/15/20 (c)(g)	402,000	392,806
Class H, 0.584% 10/15/20 (c)(g)	253,000	234,564
Class J, 0.734% 10/15/20 (c)(g)	146,169	120,901
Series 2006-T23 Class A3, 5.981% 8/12/41 (g)	2,141,759	2,141,025
Series 2007-HQ12 Class A4, 5.773% 4/12/49 (g)	4,350,000	4,527,637
Series 2007-IQ14 Class B, 5.9061% 4/15/49 (g)	3,845,000	791,724
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (c)	4,597,673	1,724,128
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class G, 0.5136% 9/15/21 (c)(g)	515,339	504,155
Class J, 0.7536% 9/15/21 (c)(g)	257,000	246,283
Series 2007-WHL8 Class F, 0.6336% 6/15/20 (c)(g)	1,931,000	1,854,417
sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	52,370,182	56,361,900
Series 2007-C31:
Class A4, 5.509% 4/15/47	36,310,000	38,815,499
Class A5, 5.5% 4/15/47	6,261,000	6,809,639
Series 2007-C33 Class A4, 6.14% 2/15/51 (g)	35,028,767	37,758,944
Series 2005-C19 Class B, 4.892% 5/15/44	5,000,000	5,083,740
Series 2007-C31 Class C, 5.8613% 4/15/47 (g)	4,335,000	4,179,066
Series 2007-C31A Class A2, 5.421% 4/15/47	235,305	235,373
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $544,555,539)		532,360,454
Municipal Securities - 1.7%
	Principal Amount	Value
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (g)	$ 1,400,000	$ 1,426,264
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	1,130,000	1,586,882
7.3% 10/1/39	9,490,000	13,263,699
7.5% 4/1/34	6,765,000	9,651,490
7.625% 3/1/40	2,235,000	3,258,943
Chicago Gen. Oblig.:
(Taxable Proj.) Series 2010 C1, 7.781% 1/1/35	1,575,000	1,882,204
6.314% 1/1/44	34,835,000	35,542,499
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	830,000	865,532
5.1% 6/1/33	25,960,000	25,208,458
Series 2010-1, 6.63% 2/1/35	3,785,000	4,139,882
Series 2010-3:
6.725% 4/1/35	5,945,000	6,488,432
7.35% 7/1/35	1,915,000	2,198,018
Series 2011:
5.365% 3/1/17	250,000	269,265
5.665% 3/1/18	4,025,000	4,426,333
5.877% 3/1/19	6,390,000	7,081,079
Series 2013:
1.84% 12/1/16	5,060,000	5,077,052
3.6% 12/1/19	4,360,000	4,375,914
TOTAL MUNICIPAL SECURITIES (Cost $123,568,645)		126,741,946
Foreign Government and Government Agency Obligations - 0.7%

Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (c)	7,090,000	7,256,615
5.75% 9/26/23 (c)	6,488,000	6,927,886
Brazilian Federative Republic 4.25% 1/7/25	6,820,000	6,751,800
United Mexican States 3.5% 1/21/21	30,362,000	30,769,033
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $50,744,830)		51,705,334
Bank Notes - 0.1%
	Principal Amount	Value
Discover Bank (Delaware) 3.2% 8/9/21 (Cost $11,481,148)	$ 11,512,000	$ 11,386,151
Money Market Funds - 12.3%
	Shares
Fidelity Cash Central Fund, 0.12% (a) (Cost $943,285,589)	943,285,589	943,285,589
Cash Equivalents - 2.5%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.01%, dated 9/30/14 due 10/1/14 (Collateralized by U.S. Government Obligations) # (i) (Cost $188,222,000)	$ 188,222,052	188,222,000
TOTAL INVESTMENT PORTFOLIO - 116.0% (Cost $8,791,049,749)		8,889,810,379
NET OTHER ASSETS (LIABILITIES) - (16.0)% (j)		(1,223,009,602)
NET ASSETS - 100%		$ 7,666,800,777
TBA Sale Commitments
	Principal Amount
Fannie Mae
3.5% 10/1/44	$ (2,200,000)	(2,248,701)
3.5% 10/1/44	(24,600,000)	(25,144,568)
3.5% 10/1/44	(2,200,000)	(2,248,701)
4% 10/1/44	(6,500,000)	(6,850,601)
4% 10/1/44	(49,600,000)	(52,275,355)
4% 10/1/44	(6,500,000)	(6,850,601)
4% 10/1/44	(115,100,000)	(121,308,333)
4% 10/1/44	(34,900,000)	(36,782,456)
4.5% 10/1/44	(6,000,000)	(6,474,152)
4.5% 10/1/44	(6,000,000)	(6,474,152)
5% 10/1/44	(11,200,000)	(12,362,001)
TOTAL TBA SALE COMMITMENTS (Proceeds $278,157,750)		$ (279,019,621)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Swaps
Credit Default Swaps
Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/(Paid)	Notional Amount(2)	Value (1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/ (Depreciation)
Buy Protection
Deutsche Bank AG		Dec. 2018	Credit Suisse International	(1%)	$ 6,500,000	$ (112,898)	$ (283,178)	$ (396,076)
Deutsche Bank AG		Mar. 2019	JPMorgan Chase Bank, N.A.	(1%)	4,259,546	(71,499)	(219,516)	(291,015)
National Australia Bank Ltd		Dec. 2018	Credit Suisse International	(1%)	6,500,000	(119,897)	(470,040)	(589,937)
National Australia Bank Ltd		Dec. 2018	Credit Suisse International	(1%)	6,500,000	(119,898)	(403,870)	(523,768)
Societe Generale		Dec. 2017	Credit Suisse International	(3%)	4,411,000	(342,709)	44,086	(298,623)
Societe Generale		Dec. 2017	Credit Suisse International	(3%)	4,412,000	(342,787)	116,572	(226,215)
UFJ Finance Aruba AEC		Mar. 2018	Credit Suisse International	(1%)	5,000,000	(93,476)	(77,525)	(171,001)
UFJ Finance Aruba AEC		Mar. 2018	Credit Suisse International	(1%)	4,412,000	(82,483)	(154,353)	(236,836)
TOTAL BUY PROTECTION						(1,285,647)	(1,447,824)	(2,733,471)
Sell Protection
Countrywide Home Loans Inc Series 2003-BC1 Class B1	Ca	Apr. 2032	Merrill Lynch International	4.29%	8,098	(1,079)	0	(1,079)
Morgan Stanley ABS Capital I Inc Series 2004-HE7 Class B3	C	Sep. 2034	Morgan Stanley Capital Group, Inc.	5.10%	173,429	(162,330)	0	(162,330)
Morgan Stanley ABS Capital I Inc Series 2004-NC6 Class M3	Ca	Aug. 2034	Barclays Bank PLC	1.545%	138,314	(25,166)	0	(25,166)
Swaps - continued
Credit Default Swaps - continued
Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/(Paid)	Notional Amount(2)	Value (1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/ (Depreciation)
Sell Protection - continued
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch International	4.60%	$ 185,206	$ (75,539)	$ 0	$ (75,539)
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class M6	C	Oct. 2034	Barclays Bank PLC	1.475%	161,173	(23,973)	0	(23,973)
TOTAL SELL PROTECTION						(288,087)	0	(288,087)
TOTAL CREDIT DEFAULT SWAPS						$ (1,573,734)	$ (1,447,824)	$ (3,021,558)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Annual Report

See accompanying notes which are an integral part of the financial statements.

Investments - continued

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $356,705,701 or 4.7% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $1,695,143.

(f) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $228,302.

(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(i) Includes investment made with cash collateral received from securities on loan.
(j) Includes cash collateral of $1,251,363,400 from securities on loan.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$188,222,000 due 10/01/14 at 0.01%
Commerz Markets LLC	$ 188,222,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 391,975
Other Information

The following is a summary of the inputs used, as of September 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 2,472,890,759	$ -	$ 2,472,890,759	$ -
U.S. Government and Government Agency Obligations	2,275,857,778	-	2,275,857,778	-
U.S. Government Agency - Mortgage Securities	2,204,390,787	-	2,204,390,787	-
Asset-Backed Securities	70,406,699	-	70,406,699	-
Collateralized Mortgage Obligations	12,562,882	-	12,411,491	151,391
Commercial Mortgage Securities	532,360,454	-	530,515,425	1,845,029
Municipal Securities	126,741,946	-	126,741,946	-
Foreign Government and Government Agency Obligations	51,705,334	-	51,705,334	-
Bank Notes	11,386,151	-	11,386,151	-
Money Market Funds	943,285,589	943,285,589	-	-
Cash Equivalents	188,222,000	-	188,222,000	-
Total Investments in Securities:	$ 8,889,810,379	$ 943,285,589	$ 7,944,528,370	$ 1,996,420
Derivative Instruments:
Liabilities
Swaps	$ (1,573,734)	$ -	$ (1,573,734)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (279,019,621)	$ -	$ (279,019,621)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swaps (a)	$ -	$ (1,573,734)
Total Value of Derivatives	$ -	$ (1,573,734)
(a) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	September 30, 2014

Assets
Investment in securities, at value (including securities loaned of $1,411,287,814 and repurchase agreements of $188,222,000) - See accompanying schedule: Unaffiliated issuers (cost $7,847,764,160)	$ 7,946,524,790
Fidelity Central Funds (cost $943,285,589)	943,285,589
Total Investments (cost $8,791,049,749)		$ 8,889,810,379
Cash		1,255,625,728
Receivable for investments sold, regular delivery		4,968
Receivable for TBA sale commitments		278,157,750
Receivable for swaps		1,659
Receivable for fund shares sold		2,659,304
Interest receivable		39,694,189
Distributions receivable from Fidelity Central Funds		138,118
Other receivables		46,500
Total assets		10,466,138,595

Liabilities
Payable for investments purchased Regular delivery	$ 147,149,906
Delayed delivery	928,531,831
TBA sale commitments, at value	279,019,621
Payable for fund shares redeemed	3,440,368
Distributions payable	111
Bi-lateral OTC swaps, at value	1,573,734
Other payables and accrued expenses	36,847
Collateral on securities loaned, at value	1,439,585,400
Total liabilities		2,799,337,818

Net Assets		$ 7,666,800,777
Net Assets consist of:
Paid in capital		$ 7,571,923,575
Net unrealized appreciation (depreciation) on investments		94,877,202
Net Assets, for 71,598,313 shares outstanding		$ 7,666,800,777
Net Asset Value, offering price and redemption price per share ($7,666,800,777 ÷ 71,598,313 shares)		$ 107.08

See accompanying notes which are an integral part of the financial statements.

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Financial Statements - continued

Statement of Operations

	Year ended September 30, 2014

Investment Income
Interest		$ 202,159,188
Income from Fidelity Central Funds		391,975
Total income		202,551,163

Expenses
Custodian fees and expenses	$ 112,891
Independent directors' compensation	30,264
Total expenses before reductions	143,155
Expense reductions	(30,395)	112,760
Net investment income (loss)		202,438,403
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	40,483,591
Futures contracts	289,715
Swaps	(6,817,824)
Total net realized gain (loss)		33,955,482
Change in net unrealized appreciation (depreciation) on: Investment securities	67,333,976
Swaps	6,682,601
Delayed delivery commitments	2,754,915
Total change in net unrealized appreciation (depreciation)		76,771,492
Net gain (loss)		110,726,974
Net increase (decrease) in net assets resulting from operations		$ 313,165,377

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended September 30, 2014	Year ended September 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 202,438,403	$ 146,501,705
Net realized gain (loss)	33,955,482	(60,090,070)
Change in net unrealized appreciation (depreciation)	76,771,492	(153,996,862)
Net increase (decrease) in net assets resulting from operations	313,165,377	(67,585,227)
Distributions to partners from net investment income	(193,947,566)	(142,339,751)
Affiliated share transactions Proceeds from sales of shares	1,132,940,163	1,835,620,220
Reinvestment of distributions	193,946,166	142,338,497
Cost of shares redeemed	(685,456,190)	(830,462,847)
Net increase (decrease) in net assets resulting from share transactions	641,430,139	1,147,495,870
Total increase (decrease) in net assets	760,647,950	937,570,892

Net Assets
Beginning of period	6,906,152,827	5,968,581,935
End of period	$ 7,666,800,777	$ 6,906,152,827
Other Affiliated Information Shares
Sold	10,652,240	17,219,211
Issued in reinvestment of distributions	1,817,607	1,326,628
Redeemed	(6,413,854)	(7,692,559)
Net increase (decrease)	6,055,993	10,853,280

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended September 30,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 105.37	$ 109.14	$ 104.84	$ 101.49	$ 94.59
Income from Investment Operations
Net investment income (loss) B	2.918	2.588	2.994	3.367	3.768
Net realized and unrealized gain (loss)	1.591	(3.850)	4.299	3.177	6.758
Total from investment operations	4.509	(1.262)	7.293	6.544	10.526
Distributions to partners from net investment income	(2.799)	(2.508)	(2.993)	(3.194)	(3.626)
Net asset value, end of period	$ 107.08	$ 105.37	$ 109.14	$ 104.84	$ 101.49
Total ReturnA	4.32%	(1.18)%	7.06%	6.58%	11.34%
Ratios to Average Net AssetsC, F
Expenses before reductions E	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any E	-%	-%	-%	-%	-%
Expenses net of all reductions E	-%	-%	-%	-%	-%
Net investment income (loss)	2.74%	2.41%	2.81%	3.30%	3.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,666,801	$ 6,906,153	$ 5,968,582	$ 5,081,265	$ 4,519,180
Portfolio turnover rateD	341%	321%	344%	424%	230%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Amount represents less than .01%.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2014

1. Organization.

Fidelity Investment Grade Bond Central Fund (the Fund) (formerly Fidelity Tactical Income Central Fund) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each fund, in accordance with the Partnership Agreement.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

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3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of September 30, 2014, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for U.S. Federal income taxes because the Fund allocates, at least annually among its partners, each partner's share of the Fund's income and expenses and capital gains and losses as determined by income tax regulations for inclusion in each partner's tax return.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount and inflation principal income which are deemed distributed based on allocations to the partners and are reclassified to

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Partners - continued

paid in capital. Due to the Fund's partnership structure, paid in capital includes any accumulated net investment income/(loss) and net realized gain/(loss) on investments.

There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 151,361,931
Gross unrealized depreciation	(49,549,054)
Net unrealized appreciation (depreciation) on securities	$ 101,812,877

Tax Cost	$ 8,787,997,502

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Annual Report

3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund

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Notes to Financial Statements - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$ (6,817,824)	$ 6,682,601

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4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives - continued

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$ 289,715	$ -
Totals (a)	$ (6,528,109)	$ 6,682,601

(a) A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to

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Notes to Financial Statements - continued

4. Derivative Instruments - continued

Swaps - continued

realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

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4. Derivative Instruments - continued

Credit Default Swaps - continued

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,466,150,753 and $1,086,628,133, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is

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Notes to Financial Statements - continued

7. Security Lending. - continued

delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $1,324,226.

8. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $30,264.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $131.

9. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

10. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Directors of Fidelity Central Investment Portfolios II LLC and Partners of Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund):

We have audited the accompanying statement of assets and liabilities of Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund) (the Fund), a fund of Fidelity Central Investment Portfolios II LLC, including the schedule of investments, as of September 30, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2014, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Investment Grade Bond Central Fund as of September 30, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 14, 2014

Annual Report

Directors and Officers (Trustees and
Officers)

The Trustees and officers of the Fidelity Central Investment Portfolios II LLC and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 233 funds. Ms. Acton oversees 215 funds. Mr. Curvey oversees 407 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Directors and Officers (Trustees and Officers) - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), a Director of FMR Co., Inc. (2007-2014) and was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the Fidelity Central Investment Portfolios II LLC or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Directors and Officers (Trustees and Officers) - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2007 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2007 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2007 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Robert P. Brown (1963)
Year of Election or Appointment: 2012 Vice President of Fidelity's Bond Funds

Mr. Brown also serves as Vice President of other funds. Mr. Brown serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present), and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of Fidelity Investments Money Management, Inc. (2014-present) and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Investment Grade Bond Central Fund

Each year, the Board of Directors, including the Independent Directors (together, the Board), votes on the renewal of the management contract with Fidelity Investments Money Management, Inc. (FIMM) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Directors with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Directors are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2014 meeting, the Board, including the Independent Directors, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Directors' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Directors also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by FIMM, the sub-advisers, and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other Fidelity funds and accounts and ultimately to enhance the performance of those funds and accounts.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered that while the fund does not pay a management fee, Fidelity Management & Research Company (FMR) pays a management fee on behalf of the fund and receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the management fee paid on behalf of the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities, economies of scale cannot be realized by the fund.

Annual Report

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Item 2. Code of Ethics

As of the end of the period, September 30, 2014, Fidelity Central Investment Portfolios II LLC (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that James H. Keyes is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Keyes is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Inflation-Protected Bond Index Central Fund and Fidelity Investment Grade Bond Central Fund (the "Funds"):

Services Billed by Deloitte Entities

September 30, 2014 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Inflation-Protected Bond Index Central Fund	$47,000	$-	$7,300	$600
Fidelity Investment Grade Bond Central Fund	$161,000	$-	$8,700	$600

September 30, 2013 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Inflation-Protected Bond Index Central Fund	$48,000	$-	$7,300	$500
Fidelity Investment Grade Bond Central Fund	$163,000	$-	$8,700	$500

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by Deloitte Entities

	September 30, 2014A	September 30, 2013A
Audit-Related Fees	$150,000	$1,115,000
Tax Fees	$-	$-
All Other Fees	$745,000	$705,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	September 30, 2014A	September 30, 2013 A
Deloitte Entities	$1,975,000	$1,945,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Fund, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios II LLC

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 26, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	November 26, 2014